OHIO LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 95.5%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Escrowed / Prerefunded -- 6.8%
------------------------------------------------------------------------
     $  225        Greene County IDA, (Fairview Extended
                   Care), Prerefunded to 1/1/01,
                   10.125%, 1/1/11                           $   238,846
      1,000        Warren County, (Otterbein Homes),
                   Prerefunded to 7/1/01, 7.20%, 7/1/11        1,051,600
------------------------------------------------------------------------
                                                             $ 1,290,446
------------------------------------------------------------------------
General Obligations -- 12.7%
------------------------------------------------------------------------
     $  500        Hamilton School District, 6.15%, 12/1/15  $   541,750
        300        Kings County Local School District,
                   7.60%, 12/1/10                                328,605
        250        Oak Hills, 5.60%, 12/1/17                     250,915
        675        Ohio, 0.00%, 8/1/04                           544,036
        500        Ohio, 0.00%, 8/1/05                           382,230
        250        Ohio, 0.00%, 8/1/08                           162,325
        210        Youngstown County School District,
                   6.40%, 7/1/00                                 210,470
------------------------------------------------------------------------
                                                             $ 2,420,331
------------------------------------------------------------------------
Hospital -- 9.3%
------------------------------------------------------------------------
     $1,000        Erie County, (Firelands Community
                   Hospital), 6.75%, 1/1/08                  $ 1,043,440
        250        Hamilton County Health Care Facilities
                   Authority, (Twin Towers Improvements),
                   5.75%, 10/1/19                                235,620
        250        Hamilton County Health System,
                   (Providence Hospital), 6.00%, 7/1/01          254,078
        250        Parma, Hospital Improvement Revenue,
                   (Parma Community General Hospital
                   Association), 5.25%, 11/1/13                  227,218
------------------------------------------------------------------------
                                                             $ 1,760,356
------------------------------------------------------------------------
Housing -- 2.9%
------------------------------------------------------------------------
     $  295        Cuyahoga County, (Rolling Hills Apts.),
                   (AMT), 8.00%, 1/1/28                      $   281,412
        290        Lucas County, (Country Creek), (AMT),
                   8.00%, 7/1/26                                 270,506
------------------------------------------------------------------------
                                                             $   551,918
------------------------------------------------------------------------
Industrial Development Revenue -- 11.9%
------------------------------------------------------------------------
     $  250        Cuyahoga County, (Rock and Roll Hall of
                   Fame), 5.85%, 12/1/08                     $   252,055
        500        Dayton, Special Facilities Revenue,
                   (Emery Air Freight), 5.625%, 2/1/18           453,665
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Industrial Development Revenue (continued)
------------------------------------------------------------------------
     $  935        Ohio Economic Development Commission,
                   (ABS Industries), (AMT), 6.00%, 6/1/04    $   955,215
        315        Ohio Economic Development Commission,
                   (Progress Plastics Products), (AMT),
                   6.80%, 12/1/01                                316,455
        250        Ohio Solid Waste Revenue, (Republic
                   Engineered Steels, Inc.), (AMT),
                   9.00%, 6/1/21                                  82,593
        200        Toledo Lucas County Port Authority
                   Development Revenue, (Northwest Ohio
                   Bond Fund), (Alex Products, Inc.),
                   (AMT), 6.125%, 11/15/09                       197,428
------------------------------------------------------------------------
                                                             $ 2,257,411
------------------------------------------------------------------------
Insured-Education -- 4.9%
------------------------------------------------------------------------
     $1,000        Ohio Public Facilities Commission,
                   (Higher Educational Facilities),
                   (AMBAC), 4.30%, 12/1/08                   $   930,310
------------------------------------------------------------------------
                                                             $   930,310
------------------------------------------------------------------------
Insured-General Obligations -- 29.9%
------------------------------------------------------------------------
     $  265        Clinton Massie Local School District,
                   (AMBAC), 0.00%, 12/1/11                   $   140,633
        265        Clinton Massie Local School District,
                   (MBIA), 0.00%, 12/1/09                        158,102
        225        Finneytown Local School District,
                   (FGIC), 6.15%, 12/1/11                        244,735
        500        Forest Hills Local School District,
                   (MBIA), 6.00%, 12/1/09                        536,925
      1,000        Hilliard School District, (FGIC),
                   0.00%, 12/1/14                                443,570
      1,000        Southwest Licking School Facilities
                   Improvement, (FGIC), 7.10%, 12/1/16         1,102,150
        500        South-Western City School District,
                   Franklin and Pickway Counties, (AMBAC),
                   4.75%, 12/1/26                                424,065
        500        Strongsville City School District,
                   (MBIA), 5.375%, 12/1/12                       510,100
      1,500        West Clermont School District, (AMBAC),
                   6.90%, 12/1/12(1)                           1,640,100
        460        Wyoming, School District, (FGIC),
                   5.75%, 12/1/17                                477,880
------------------------------------------------------------------------
                                                             $ 5,678,260
------------------------------------------------------------------------
Insured-Hospital -- 2.7%
------------------------------------------------------------------------
     $  500        Cuyahoga County, (Metrohealth System),
                   (MBIA), 5.50%, 2/15/12                    $   509,355
------------------------------------------------------------------------
                                                             $   509,355
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

OHIO LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 2.8%
------------------------------------------------------------------------
     $  500        Akron Economic Development, (MBIA),
                   6.00%, 12/1/12                            $   537,935
------------------------------------------------------------------------
                                                             $   537,935
------------------------------------------------------------------------
Insured-Water and Sewer -- 2.7%
------------------------------------------------------------------------
     $  500        Hamilton County Sewer System, (FGIC),
                   5.50%, 12/1/11                            $   517,165
------------------------------------------------------------------------
                                                             $   517,165
------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 1.0%
------------------------------------------------------------------------
     $  200        Union County, (Pleasant Valley Joint
                   Fire District), 6.125%, 12/1/19           $   191,292
------------------------------------------------------------------------
                                                             $   191,292
------------------------------------------------------------------------
Nursing Home -- 3.4%
------------------------------------------------------------------------
     $  600        Cuyahoga County HFA, (Benjamin Rose
                   Institute), 5.50%, 12/1/17                $   485,262
        155        Fairfield EDA, (Beverly Enterprises),
                   8.50%, 1/1/03                                 159,187
------------------------------------------------------------------------
                                                             $   644,449
------------------------------------------------------------------------
Pooled Loans -- 0.9%
------------------------------------------------------------------------
     $  200        Toledo Lucas County Port Authority
                   Development Revenue, (Northwest Ohio
                   Bond Fund), 5.10%, 5/15/12                $   177,516
------------------------------------------------------------------------
                                                             $   177,516
------------------------------------------------------------------------
Senior Living / Life Care -- 2.0%
------------------------------------------------------------------------
     $  200        Ohio HFA, Retirement Rental Housing,
                   (Encore Retirement Partners),
                   6.75%, 3/1/19                             $   175,292
        250        Summit County Healthcare Facilities
                   Revenue, (Village at Saint Edward),
                   5.75%, 12/1/25                                202,255
------------------------------------------------------------------------
                                                             $   377,547
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Special Tax Revenue -- 1.6%
------------------------------------------------------------------------
     $  303        Columbus Special Assessment,
                   6.05%, 9/15/05                            $   305,212
------------------------------------------------------------------------
                                                             $   305,212
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 95.5%
   (identified cost $18,583,737)                             $18,149,503
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 4.5%                       $   855,551
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $19,005,054
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2000, 45.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from a low of 12.4% to a high of 17.3% of total investments.

 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2000

                                CALIFORNIA     FLORIDA    MASSACHUSETTS
                                  LIMITED      LIMITED       LIMITED
                                 PORTFOLIO    PORTFOLIO     PORTFOLIO
-----------------------------------------------------------------------
Assets
-----------------------------------------------------------------------
Investments --
   Identified cost              $22,465,914  $44,950,405   $44,268,353
   Unrealized appreciation
      (depreciation)               (336,109)    (726,911)     (778,031)
-----------------------------------------------------------------------
INVESTMENTS, AT VALUE           $22,129,805  $44,223,494   $43,490,322
-----------------------------------------------------------------------
Cash                            $   164,950  $        --   $    83,241
Interest receivable                 302,806      908,794       607,403
Prepaid expenses                     14,323       16,211        16,211
-----------------------------------------------------------------------
TOTAL ASSETS                    $22,611,884  $45,148,499   $44,197,177
-----------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------
Payable for daily variation
   margin on open financial
   futures contracts            $     5,000  $        --   $     5,500
Demand note payable                      --      100,000            --
Due to bank                              --       21,839            --
Payable to affiliate for
   Trustees' fees                        25           64            32
Accrued expenses                      3,097        3,887         2,213
-----------------------------------------------------------------------
TOTAL LIABILITIES               $     8,122  $   125,790   $     7,745
-----------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                    $22,603,762  $45,022,709   $44,189,432
-----------------------------------------------------------------------

Sources of Net Assets
-----------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                  $22,965,165  $45,749,620   $44,984,029
Net unrealized depreciation
   (computed on the basis of
   identified cost)                (361,403)    (726,911)     (794,597)
-----------------------------------------------------------------------
TOTAL                           $22,603,762  $45,022,709   $44,189,432
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2000

                                NEW JERSEY    NEW YORK       OHIO      PENNSYLVANIA
                                  LIMITED      LIMITED      LIMITED      LIMITED
                                 PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
-----------------------------------------------------------------------------------
Assets
-----------------------------------------------------------------------------------
Investments --
   Identified cost              $34,397,095  $51,691,139  $18,583,737  $38,469,506
   Unrealized appreciation
      (depreciation)                285,129       27,277     (434,234)    (581,131)
-----------------------------------------------------------------------------------
INVESTMENTS, AT VALUE           $34,682,224  $51,718,416  $18,149,503  $37,888,375
-----------------------------------------------------------------------------------
Cash                            $        --  $        --  $   533,106  $        --
Receivable for investments
   sold                                  --           --           --      521,670
Interest receivable                 515,371      942,811      315,236      629,101
Prepaid expenses                     14,323       16,211       12,233       16,207
-----------------------------------------------------------------------------------
TOTAL ASSETS                    $35,211,918  $52,677,438  $19,010,078  $39,055,353
-----------------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------------
Payable for daily variation
   margin on open financial
   futures contracts            $     4,000  $     6,500  $     2,000  $        --
Demand note payable                      --      400,000           --      400,000
Payable for when-issued
   securities                            --      528,820           --           --
Due to bank                          82,731       61,903           --       17,009
Accrued expenses                      4,271        5,044        3,024        3,326
-----------------------------------------------------------------------------------
TOTAL LIABILITIES               $    91,002  $ 1,002,267  $     5,024  $   420,335
-----------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                    $35,120,916  $51,675,171  $19,005,054  $38,635,018
-----------------------------------------------------------------------------------

Sources of Net Assets
-----------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                  $34,847,835  $51,667,472  $19,445,312  $39,216,149
Net unrealized appreciation
   (depreciation) (computed on
   the basis of identified
   cost)                            273,081        7,699     (440,258)    (581,131)
-----------------------------------------------------------------------------------
TOTAL                           $35,120,916  $51,675,171  $19,005,054  $38,635,018
-----------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED MARCH 31, 2000

                                          CALIFORNIA     FLORIDA    MASSACHUSETTS
                                            LIMITED      LIMITED       LIMITED
                                           PORTFOLIO    PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------
Interest                                  $ 1,400,770  $ 2,821,157   $ 2,613,077
---------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 1,400,770  $ 2,821,157   $ 2,613,077
---------------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------------
Investment adviser fee                    $   118,479  $   239,631   $   220,789
Trustees fees and expenses                      2,547        9,682         6,432
Legal and accounting services                  19,716       23,523        23,301
Custodian fee                                  18,715       33,454        32,747
Miscellaneous                                   8,292       12,622         8,311
---------------------------------------------------------------------------------
TOTAL EXPENSES                            $   167,749  $   318,912   $   291,580
---------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee             $        --  $    11,734   $    14,950
---------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $        --  $    11,734   $    14,950
---------------------------------------------------------------------------------

NET EXPENSES                              $   167,749  $   307,178   $   276,630
---------------------------------------------------------------------------------

NET INVESTMENT INCOME                     $ 1,233,021  $ 2,513,979   $ 2,336,447
---------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $    61,725  $   121,278   $   (18,066)
   Financial futures contracts                 12,791       35,679        73,715
---------------------------------------------------------------------------------
NET REALIZED GAIN                         $    74,516  $   156,957   $    55,649
---------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(1,788,106) $(3,456,340)  $(3,171,172)
   Financial futures contracts                (25,294)          --       (16,566)
---------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(1,813,400) $(3,456,340)  $(3,187,738)
---------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(1,738,884) $(3,299,383)  $(3,132,089)
---------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $  (505,863) $  (785,404)  $  (795,642)
---------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED MARCH 31, 2000

                                          NEW JERSEY    NEW YORK       OHIO      PENNSYLVANIA
                                            LIMITED      LIMITED      LIMITED      LIMITED
                                           PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
---------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------
Interest                                  $ 2,092,244  $ 3,194,169  $ 1,191,249  $ 2,504,956
---------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 2,092,244  $ 3,194,169  $ 1,191,249  $ 2,504,956
---------------------------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------------------------
Investment adviser fee                    $   174,422  $   268,823  $    98,867  $   208,370
Trustees fees and expenses                      2,588        8,951          466        6,400
Legal and accounting services                  19,523       23,811       17,552       23,297
Custodian fee                                  30,545       39,123       19,542       29,004
Miscellaneous                                   6,963       11,666        8,498       13,161
---------------------------------------------------------------------------------------------
TOTAL EXPENSES                            $   234,041  $   352,374  $   144,925  $   280,232
---------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee             $     9,164  $    15,251  $     5,397  $     7,627
---------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     9,164  $    15,251  $     5,397  $     7,627
---------------------------------------------------------------------------------------------

NET EXPENSES                              $   224,877  $   337,123  $   139,528  $   272,605
---------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                     $ 1,867,367  $ 2,857,046  $ 1,051,721  $ 2,232,351
---------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $   114,201  $   139,518  $     5,725  $  (277,931)
   Financial futures contracts                 53,392       92,218       28,858       61,345
---------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                  $   167,593  $   231,736  $    34,583  $  (216,586)
---------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(2,198,320) $(3,399,494) $(1,511,303) $(2,749,901)
   Financial futures contracts                (12,048)     (19,578)      (6,024)          --
---------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(2,210,368) $(3,419,072) $(1,517,327) $(2,749,901)
---------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(2,042,775) $(3,187,336) $(1,482,744) $(2,966,487)
---------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $  (175,408) $  (330,290) $  (431,023) $  (734,136)
---------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2000

                                          CALIFORNIA     FLORIDA     MASSACHUSETTS
                                            LIMITED      LIMITED        LIMITED
INCREASE (DECREASE) IN NET ASSETS          PORTFOLIO    PORTFOLIO      PORTFOLIO
----------------------------------------------------------------------------------
From operations --
   Net investment income                  $ 1,233,021  $  2,513,979  $  2,336,447
   Net realized gain                           74,516       156,957        55,649
   Net change in unrealized appreciation
      (depreciation)                       (1,813,400)   (3,456,340)   (3,187,738)
----------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $  (505,863) $   (785,404) $   (795,642)
----------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $ 1,647,497  $  6,349,671  $  7,777,378
   Withdrawals                             (7,215,977)  (20,489,768)  (14,335,749)
----------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $(5,568,480) $(14,140,097) $ (6,558,371)
----------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $(6,074,343) $(14,925,501) $ (7,354,013)
----------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------
At beginning of year                      $28,678,105  $ 59,948,210  $ 51,543,445
----------------------------------------------------------------------------------
AT END OF YEAR                            $22,603,762  $ 45,022,709  $ 44,189,432
----------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2000

                                          NEW JERSEY     NEW YORK       OHIO      PENNSYLVANIA
                                            LIMITED      LIMITED       LIMITED      LIMITED
INCREASE (DECREASE) IN NET ASSETS          PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO
----------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $ 1,867,367  $  2,857,046  $ 1,051,721  $  2,232,351
   Net realized gain (loss)                   167,593       231,736       34,583      (216,586)
   Net change in unrealized appreciation
      (depreciation)                       (2,210,368)   (3,419,072)  (1,517,327)   (2,749,901)
----------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $  (175,408) $   (330,290) $  (431,023) $   (734,136)
----------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $ 3,960,119  $  6,571,148  $ 1,287,987  $  2,854,798
   Withdrawals                             (8,444,486)  (20,438,440)  (4,652,763)  (14,256,336)
----------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $(4,484,367) $(13,867,292) $(3,364,776) $(11,401,538)
----------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $(4,659,775) $(14,197,582) $(3,795,799) $(12,135,674)
----------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------
At beginning of year                      $39,780,691  $ 65,872,753  $22,800,853  $ 50,770,692
----------------------------------------------------------------------------------------------
AT END OF YEAR                            $35,120,916  $ 51,675,171  $19,005,054  $ 38,635,018
----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 1999

                                           CALIFORNIA     FLORIDA     MASSACHUSETTS
                                            LIMITED       LIMITED        LIMITED
INCREASE (DECREASE) IN NET ASSETS          PORTFOLIO     PORTFOLIO      PORTFOLIO
-----------------------------------------------------------------------------------
From operations --
   Net investment income                  $  1,484,759  $  3,088,390  $  2,503,033
   Net realized gain                           378,072       640,439       448,633
   Net change in unrealized appreciation
      (depreciation)                          (263,964)     (704,172)     (457,661)
-----------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $  1,598,867  $  3,024,657  $  2,494,005
-----------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $  4,228,958  $  7,572,648  $ 10,696,524
   Withdrawals                             (11,447,139)  (22,890,275)  (18,230,235)
-----------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $ (7,218,181) $(15,317,627) $ (7,533,711)
-----------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $ (5,619,314) $(12,292,970) $ (5,039,706)
-----------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------
At beginning of year                      $ 34,297,419  $ 72,241,180  $ 56,583,151
-----------------------------------------------------------------------------------
AT END OF YEAR                            $ 28,678,105  $ 59,948,210  $ 51,543,445
-----------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 1999

                                           NEW JERSEY     NEW YORK       OHIO      PENNSYLVANIA
                                            LIMITED       LIMITED       LIMITED      LIMITED
INCREASE (DECREASE) IN NET ASSETS          PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO
-----------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $  2,028,602  $  3,283,070  $ 1,140,232  $  2,590,278
   Net realized gain                           167,298       367,409       25,626       555,688
   Net change in unrealized appreciation
      (depreciation)                          (303,151)      (13,529)     (81,834)     (774,576)
-----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $  1,892,749  $  3,636,950  $ 1,084,024  $  2,371,390
-----------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $  6,467,196  $ 10,991,896  $ 4,003,683  $  7,028,085
   Withdrawals                             (14,119,117)  (23,447,532)  (6,502,512)  (16,336,396)
-----------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $ (7,651,921) $(12,455,636) $(2,498,829) $ (9,308,311)
-----------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $ (5,759,172) $ (8,818,686) $(1,414,805) $ (6,936,921)
-----------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------
At beginning of year                      $ 45,539,863  $ 74,691,439  $24,215,658  $ 57,707,613
-----------------------------------------------------------------------------------------------
AT END OF YEAR                            $ 39,780,691  $ 65,872,753  $22,800,853  $ 50,770,692
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                  CALIFORNIA LIMITED PORTFOLIO
                                  -------------------------------------------------------------
                                                      YEAR ENDED MARCH 31,
                                  -------------------------------------------------------------
                                    2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.66%        0.62%        0.61%        0.63%        0.58%
   Expenses after custodian
      fee reduction                   0.66%        0.61%        0.59%        0.61%        0.55%
   Net investment income              4.84%        4.67%        4.86%        4.98%        4.82%
Portfolio Turnover                      13%          29%          40%          57%          36%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)                 $22,604      $28,678      $34,297      $43,194      $59,216
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                    FLORIDA LIMITED PORTFOLIO
                                  -------------------------------------------------------------
                                                      YEAR ENDED MARCH 31,
                                  -------------------------------------------------------------
                                    2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.62%        0.59%        0.58%        0.59%        0.55%
   Expenses after custodian
      fee reduction                   0.59%        0.57%        0.55%        0.57%        0.54%
   Net investment income              4.87%        4.68%        4.90%        4.90%        4.73%
Portfolio Turnover                      16%          16%          38%          66%          20%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                        $45,023      $59,948      $72,241      $92,909     $127,835
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                 MASSACHUSETTS LIMITED PORTFOLIO
                                  -------------------------------------------------------------
                                                      YEAR ENDED MARCH 31,
                                  -------------------------------------------------------------
                                    2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.61%        0.60%        0.60%        0.60%        0.57%
   Expenses after custodian
      fee reduction                   0.58%        0.57%        0.56%        0.58%        0.55%
   Net investment income              4.92%        4.67%        4.90%        4.97%        4.72%
Portfolio Turnover                      15%          19%          46%          60%          27%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                        $44,189      $51,543      $56,583      $69,670      $97,135
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                  NEW JERSEY LIMITED PORTFOLIO
                                  -------------------------------------------------------------
                                                      YEAR ENDED MARCH 31,
                                  -------------------------------------------------------------
                                    2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.63%        0.62%        0.62%        0.61%        0.57%
   Expenses after custodian
      fee reduction                   0.60%        0.62%        0.61%        0.58%        0.55%
   Net investment income              5.01%        4.78%        4.91%        4.96%        4.78%
Portfolio Turnover                      15%          13%          21%          37%          42%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                        $35,121      $39,781      $45,540      $58,266      $80,173
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                   NEW YORK LIMITED PORTFOLIO
                                  -------------------------------------------------------------
                                                      YEAR ENDED MARCH 31,
                                  -------------------------------------------------------------
                                    2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.61%        0.59%        0.61%        0.58%        0.55%
   Expenses after custodian
      fee reduction                   0.58%        0.59%        0.59%        0.56%        0.53%
   Net investment income              4.95%        4.74%        4.81%        4.87%        4.66%
Portfolio Turnover                      18%          17%          53%          58%          32%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                        $51,675      $65,873      $74,691     $100,014     $138,728
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                     OHIO LIMITED PORTFOLIO
                                  -------------------------------------------------------------
                                                      YEAR ENDED MARCH 31,
                                  -------------------------------------------------------------
                                    2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.69%        0.67%        0.64%        0.68%        0.63%
   Expenses after custodian
      fee reduction                   0.66%        0.64%        0.64%        0.65%        0.61%
   Net investment income              5.00%        4.85%        5.05%        5.20%        5.06%
Portfolio Turnover                      13%          19%          29%          34%          47%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                        $19,005      $22,801      $24,216      $28,470      $33,529
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                 PENNSYLVANIA LIMITED PORTFOLIO
                                  -------------------------------------------------------------
                                                      YEAR ENDED MARCH 31,
                                  -------------------------------------------------------------
                                    2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.63%        0.62%        0.60%        0.61%        0.58%
   Expenses after custodian
      fee reduction                   0.61%        0.60%        0.58%        0.59%        0.56%
   Net investment income              5.03%        4.83%        5.03%        5.11%        4.81%
Portfolio Turnover                      11%          16%          36%          51%          24%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                        $38,635      $50,771      $57,708      $67,876      $92,194
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   California Limited Maturity Municipals Portfolio (California Limited Portfolio), Florida Limited Maturity Municipals Portfolio (Florida Limited Portfolio), Massachusetts Limited Maturity Municipals Portfolio (Massachusetts Limited Portfolio), New Jersey Limited Maturity Municipals Portfolio (New Jersey Limited Portfolio), New York Limited Maturity Municipals Portfolio (New York Limited Portfolio), Ohio Limited Maturity Municipals Portfolio (Ohio Limited Portfolio) and Pennsylvania Limited Maturity Municipals Portfolio (Pennsylvania Limited Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940 as diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount when required for Federal income tax purposes.

 C Federal Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

 G Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 H Other -- Investment transactions are accounted for on a trade date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended March 31, 2000, each Portfolio paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT    EFFECTIVE RATE*
    -----------------------------------------------------------------------
    California Limited                        $118,479                0.46%
    Florida Limited                            239,631                0.46%
    Massachusetts Limited                      220,789                0.46%
    New Jersey Limited                         174,422                0.47%
    New York Limited                           268,823                0.47%
    Ohio Limited                                98,867                0.47%
    Pennsylvania Limited                       208,370                0.47%

 *    As a percentage of average daily net assets.

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 2000, no significant amounts have been deferred.
   Certain of the officers and one Trustee of the Portfolios are officers of the above organizations.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the year ended March 31, 2000 were as follows:

    CALIFORNIA LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 3,321,095
    Sales                                       9,004,156

    FLORIDA LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 8,003,532
    Sales                                      19,801,091

    MASSACHUSETTS LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 7,153,576
    Sales                                      10,375,124

    NEW JERSEY LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 5,514,487
    Sales                                       8,252,439

    NEW YORK LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $10,112,986
    Sales                                      20,492,204

    OHIO LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 2,659,780
    Sales                                       5,929,097

    PENNSYLVANIA LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 4,949,644
    Sales                                      13,064,262

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at March 31, 2000, as computed on a federal income tax basis, are as follows:

    CALIFORNIA LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $22,465,914
    -----------------------------------------------------
    Gross unrealized appreciation             $   393,823
    Gross unrealized depreciation                (729,932)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $  (336,109)
    -----------------------------------------------------

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

    -----------------------------------------------------
    FLORIDA LIMITED PORTFOLIO
    AGGREGATE COST                            $44,950,405
    -----------------------------------------------------
    Gross unrealized appreciation             $   647,239
    Gross unrealized depreciation              (1,374,150)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $  (726,911)
    -----------------------------------------------------

    MASSACHUSETTS LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $44,268,353
    -----------------------------------------------------
    Gross unrealized appreciation             $   623,243
    Gross unrealized depreciation              (1,401,274)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $  (778,031)
    -----------------------------------------------------

    NEW JERSEY LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $34,397,095
    -----------------------------------------------------
    Gross unrealized appreciation             $   747,920
    Gross unrealized depreciation                (462,791)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   285,129
    -----------------------------------------------------

    NEW YORK LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $51,691,139
    -----------------------------------------------------
    Gross unrealized appreciation             $   739,216
    Gross unrealized depreciation                (711,939)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $    27,277
    -----------------------------------------------------
    OHIO LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $18,583,737
    -----------------------------------------------------
    Gross unrealized appreciation             $   242,669
    Gross unrealized depreciation                (676,903)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $  (434,234)
    -----------------------------------------------------

    PENNSYLVANIA LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $38,469,506
    -----------------------------------------------------
    Gross unrealized appreciation             $   382,237
    Gross unrealized depreciation                (963,368)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $  (581,131)
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds effective rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At March 31, 2000, the Florida Limited Portfolio, the New York Limited Portfolio, and the Pennsylvania Limited Portfolio had balances outstanding pursuant to this line of credit of $100,000, $400,000 and $400,000, respectively. The Portfolios did not have any significant borrowings or allocated fees during the year ended March 31, 2000.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   A summary of obligations under these financial instruments at March 31, 2000, is as follows:

                                  FUTURES CONTRACTS
    ------------------------------------------------------------------------------
                     EXPIRATION                                     NET UNREALIZED
    PORTFOLIO        DATE         CONTRACTS             POSITION     DEPRECIATION
    ------------------------------------------------------------------------------
    California       6/00         10 US Treasury Bond   Short          $(25,294)
    ------------------------------------------------------------------------------
    Massachusetts    6/00         11 US Treasury Bond   Short          $(16,566)
    ------------------------------------------------------------------------------
    New Jersey       6/00         8 US Treasury Bond    Short          $(12,048)
    ------------------------------------------------------------------------------
    New York         6/00         13 US Treasury Bond   Short          $(19,578)
    ------------------------------------------------------------------------------
    Ohio             6/00         4 US Treasury Bond    Short          $ (6,024)
    ------------------------------------------------------------------------------

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF CALIFORNIA LIMITED MATURITY MUNICIPALS PORTFOLIO, FLORIDA LIMITED MATURITY MUNICIPALS PORTFOLIO, MASSACHUSETTS LIMITED MATURITY MUNICIPALS PORTFOLIO, NEW JERSEY LIMITED MATURITY MUNICIPALS PORTFOLIO, NEW YORK LIMITED MATURITY MUNICIPALS PORTFOLIO, OHIO LIMITED MATURITY MUNICIPALS PORTFOLIO, AND PENNSYLVANIA LIMITED MATURITY MUNICIPALS PORTFOLIO:
---------------------------------------------

We have audited the accompanying statements of assets and liabilities of California Limited Maturity Municipals Portfolio, Florida Limited Maturity Municipals Portfolio, Massachusetts Limited Maturity Municipals Portfolio, New Jersey Limited Maturity Municipals Portfolio, New York Limited Maturity Municipals Portfolio, Ohio Limited Maturity Municipals Portfolio, and Pennsylvania Limited Maturity Municipals Portfolio, (the Portfolios) as of March 31, 2000, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended March 31, 2000 and 1999, and the supplementary data for each of the years in the five year period ended March 31, 2000. These financial statements and supplementary data are the responsibility of each Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 2000 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of each of the aforementioned Portfolios, as of March 31, 2000, the results of their operations, the changes in their net assets and their supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
April 28, 2000

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2000

INVESTMENT MANAGEMENT

LIMITED MATURITY MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

William H. Ahern, Jr.
Vice President and Portfolio Manager of
Massachusetts, New Jersey, New York
and Ohio Limited Maturity
Municipals Portfolios

Cynthia J. Clemson
Vice President and Portfolio Manager of California, Florida and Pennsylvania Limited Maturity Municipals Portfolios

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant